OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

NOTE 7 – OTHER LIABILITIES

	December 31,
	2023	2022

Employees and related institutions	60,000	96,516
Accrued expenses	634,418	424,538
Operating lease liabilities	40,515	66,311
Other liabilities	734,933	587,365

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)